Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses of finite-lived intangible asset	¥ 588,456	$ 92,342	¥ 393,547	¥ 496,072
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	6 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years